Schedule I - Summary of Investments - Other Than Investments in Related Parties (Details) $ in Millions	Dec. 31, 2017 USD ($)
Summary of investments - other than investments in related parties
Cost or Amortized Cost	$ 3,351.2
Fair Value	3,373.7
Amount shown on the balance sheet	3,373.7
Fixed maturity investments
Summary of investments - other than investments in related parties
Cost or Amortized Cost	2,195.3
Fair Value	2,180.0
Amount shown on the balance sheet	2,180.0
Corporate debt securities
Summary of investments - other than investments in related parties
Cost or Amortized Cost	1,017.0
Fair Value	1,014.5
Amount shown on the balance sheet	1,014.5
Asset-backed securities
Summary of investments - other than investments in related parties
Cost or Amortized Cost	478.1
Fair Value	475.4
Amount shown on the balance sheet	475.4
Residential mortgage-backed securities
Summary of investments - other than investments in related parties
Cost or Amortized Cost	259.3
Fair Value	252.1
Amount shown on the balance sheet	252.1
Commercial mortgage-backed securities
Summary of investments - other than investments in related parties
Cost or Amortized Cost	235.2
Fair Value	232.4
Amount shown on the balance sheet	232.4
Non-U.S. government and government agency
Summary of investments - other than investments in related parties
Cost or Amortized Cost	106.8
Fair Value	107.2
Amount shown on the balance sheet	107.2
U.S. government and government agency
Summary of investments - other than investments in related parties
Cost or Amortized Cost	85.8
Fair Value	84.8
Amount shown on the balance sheet	84.8
Preferred stocks
Summary of investments - other than investments in related parties
Cost or Amortized Cost	9.3
Fair Value	9.8
Amount shown on the balance sheet	9.8
U.S. States, municipalities, and political subdivision
Summary of investments - other than investments in related parties
Cost or Amortized Cost	3.8
Fair Value	3.8
Amount shown on the balance sheet	3.8
Short-term investments
Summary of investments - other than investments in related parties
Cost or Amortized Cost	625.3
Fair Value	625.0
Amount shown on the balance sheet	625.0
Total equity securities
Summary of investments - other than investments in related parties
Cost or Amortized Cost	275.1
Fair Value	299.2
Amount shown on the balance sheet	299.2
Other long-term investments
Summary of investments - other than investments in related parties
Cost or Amortized Cost	255.5
Fair Value	269.5
Amount shown on the balance sheet	$ 269.5